Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities [Abstract]
Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities

The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Opening balance	$50	$72	$138
Amount classified to equity upon determination of the exercise price of Warrant Share (see Note 10D2 below)	-	(599)	-
Change in fair value of derivative warrant liability (see Note 12 below)	-	577	(66)
Closing balance	$50	$50	$72